Borrowings (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Long-term Federal Home Loan Bank Advances	$ 93,392	$ 50,000
Bank
Short-term Debt [Line Items]
Long-term Federal Home Loan Bank Advances	92,900
Amount of FHLB advances which may be called early	10,000
Maximum additional borrowing amount under agreement with FHLB	221,700
Federal funds purchased
Short-term Debt [Line Items]
Maximum borrowing capacity of federal funds on unsecured basis	39,000
Maximum borrowing capacity of federal funds on secured basis	$ 18,000